Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated December 19, 2018 to

PROSPECTUS DATED MAY 1, 2018,

As supplemented June 7, 2018 AND September 19, 2018

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.90%
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.17%)	0.30%
Total Annual Fund Operating Expenses	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

(ii)
The following replaces the first two paragraphs in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index as measured at its most recent reconstitution. The Fund may employ long-short equity strategies pursuant to which it sells securities short.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund’s assets are managed by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

(iii)	The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund:

•
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated December 19, 2018 to

PROSPECTUS DATED MAY 1, 2018,

As supplemented June 7, 2018 AND September 19, 2018

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.90%
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.17%)	0.30%
Total Annual Fund Operating Expenses	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

(ii)
The following replaces the first two paragraphs in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index as measured at its most recent reconstitution. The Fund may employ long-short equity strategies pursuant to which it sells securities short.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund’s assets are managed by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

(iii)	The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund:

•
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.